Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

Inventories

in € THOUS

	2021	2020

Finished goods	1,233,197	1,088,311
Health care supplies	452,073	473,164
Raw materials and purchased components	247,478	232,422
Work in process	105,266	101,413
Inventories	2,038,014	1,895,310